Description of the Plan - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) fund	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Revenue credit account	$ 49,066
EBP 001
EBP, Description of Plan [Line Items]
Maximum contribution of eligible compensation on a pretax basis, Percentage	25.00%
Maximum contribution of eligible compensation in an after-tax basis, percentage	15.00%
Minimum annual compensation-to-total- compensation percentage to allow catch-up contributions for participants who attain age 50 during the Plan Year	6.00%
Matching percentage	100.00%
Participant eligible compensation contribution matched by the Company, percentage	6.00%
Participant contribution to Company stock fund, maximum, percentage	20.00%
Participant plan account investment in Company stock fund, after transfers, maximum, percentage	20.00%
Vesting percentage	100.00%
Employer contribution vesting service period	5 years
Number of target date funds | fund	14
Participant-directed brokerage account, to participant's total Plan account balance, maximum percentage	90.00%
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Minimum borrowing, amount	$ 1,000
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Involuntary cash-out limit	$ 1,000
Forfeited nonvested account, decrease from employer contribution	1,008,945
Forfeited nonvested account, decrease from administrative expense	38,747
Forfeited nonvested account	11,056	$ 12,413
Revenue-sharing credits generated	521,635
Administrative expenses	87,703
Revenue-sharing credits distributed to participant accounts	473,937
EBP 001 | Sales Representatives
EBP, Description of Plan [Line Items]
Sales representative, maximum annual compensation, amount	50,000
EBP 001 | Minimum
EBP, Description of Plan [Line Items]
Amounts eligible for rollover into individual retirement account	1,000
Amounts eligible to remain in the Plan	7,000
EBP 001 | Maximum
EBP, Description of Plan [Line Items]
Amounts eligible for rollover into individual retirement account	7,000
EBP 001 | Stable Value Fund
EBP, Description of Plan [Line Items]
Unfunded commitments	$ 0	$ 0